Financial Statements Schedule I - Condensed Statements of Operations and Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating expenses:
Research and development expenses	$ 120,278,023	$ 39,341,518	$ 32,149,157
Loss from operations	(141,768,082)	(51,391,036)	(38,529,301)
Interest income	3,260,634	527,351	403,266
Changes in fair value of warrants		200,000	(1,920,000)
Equity in loss of subsidiaries	(586,551)	(249,652)
Other income	1,968,325	933,158	2,533,966
Loss before income tax	(139,074,895)	(50,384,176)	(37,512,212)
Income tax expense	0
Net loss attributable to ordinary shareholders	(139,074,895)	(50,384,176)	(37,512,212)
Net loss	(139,074,895)	(50,384,176)	(37,512,212)
Foreign currency translation adjustments	2,211,821	1,148,440	(594,912)
Comprehensive loss	(136,863,074)	(49,235,736)	(18,120,630)
Parent Company
Operating expenses:
Research and development expenses	234,185
General and administrative	(4,250,655)	(4,114,144)	(534,660)
Loss from operations	(4,484,840)	(4,114,144)	(534,660)
Interest income	3,041,842	50,060
Changes in fair value of warrants		200,000	(1,920,000)
Equity in loss of subsidiaries	(137,943,897)	(46,598,092)	(35,057,552)
Other income	312,000	78,000
Loss before income tax	(139,074,895)	(50,384,176)	(37,512,212)
Net loss attributable to ordinary shareholders	(139,074,895)	(50,384,176)	(37,512,212)
Net loss	(139,074,895)	(50,384,176)	(37,512,212)
Foreign currency translation adjustments	2,211,821	1,148,440	(594,912)
Comprehensive loss	$ (136,863,074)	$ (49,235,736)	$ (38,107,124)